The North Country Equity Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - North Country Equity Growth Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The North Country Equity Growth Fund (the “Growth Fund”) seeks to provide investors with long-term capital appreciation.
Expense [Heading]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees Caption [Text]	SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees	The North Country Equity Growth Fund The North Country Equity Growth Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of the amount redeemed, if applicable)	none
Exchange Fee	none

Operating Expenses Caption [Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	The North Country Equity Growth Fund The North Country Equity Growth Fund
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Operating Expenses	1.03%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Growth Fund would be:
Expense Example, With Redemption [Table]
Expense Example	1 YEARS	3 YEARS	5 YEARS	10 YEARS
The North Country Equity Growth Fund | The North Country Equity Growth Fund | USD ($)	105	328	569	1,259

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of equity securities of U.S. companies with mid to large-sized market capitalizations (generally considered to be in excess of $2 billion) that North Country Investment Advisers, Inc. (the “Adviser”) believes have demonstrated fundamental investment value and favorable growth prospects. Equity securities include common stocks of domestic and foreign-domiciled companies, preferred stocks, convertible preferred stocks, and American Depository Receipts (“ADRs”). The Growth Fund focuses primarily on market sectors such as Materials, Health Care, Utilities, Information Technology, Industrials, Consumer Discretionary, Consumer Staples, Financial Services, Energy and Telecommunications.

The Adviser utilizes a “growth” approach to investing and selects portfolio securities based on its analysis of various factors including price/earnings ratios, the strength or potential strength of a company’s competitive position, strength of management, marketing prowess and product development capabilities.

The Adviser will utilize a buy and hold approach, generally maintaining its position in a company’s stock without regard to day-to-day fluctuations in the market. However, the Adviser will frequently re-evaluate portfolio holdings, as it deems necessary, and will typically sell a stock when the reasons for buying or holding it no longer apply, such as a lack of performance, change in business direction, adverse changes in other factors or when the company begins to show deteriorating fundamentals.

Risk [Heading]	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]

You could lose money on your investment in the Growth Fund, or the Growth Fund may not perform as well as other possible investments. The net asset value of the Growth Fund’s shares will fluctuate based on the value of the securities held in its portfolio. As with any mutual fund, there can be no guarantee that the investment objective of the Growth Fund will be achieved. An investment in the Growth Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Market Risk. The net asset value of the Growth Fund will fluctuate based on changes in the value of the securities in which the Growth Fund invests. The Fund invests in equity securities (such as stocks), which are generally more volatile and carry more risk than some other forms of investments. The price of equity securities can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Stock prices in general may decline over short or extended periods of time, lowering the value of the Growth Fund’s investments. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings, by such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. There is also a risk that the Growth Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets .

Investing in Mutual Funds. All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

Issuer Specific Changes. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer’s securities can rise or fall dramatically in response to such things as earnings reports, news about the development of a promising product, or the changing of key management personnel.

Liquidity Risk. The Growth Fund may invest in securities that are or become illiquid, and the Growth Fund may not be able to sell such securities at the time and/or the price the Adviser believes would be advantageous.

Manager Risk. Investment in the Growth Fund involves the risk that the Adviser’s assessment of the growth potential of specific securities may prove incorrect.

Foreign Securities Risk. Investments in foreign securities face specific risks, which include: reduced availability of information regarding foreign companies that may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements, reduced liquidity, increased market risk due to regional economic and political instability, and the threat of nationalization and expropriation.

Growth Investing Risk. “Growth” stocks can perform differently than the market as a whole and other types of stocks. The prices of growth stocks may increase or decrease significantly in response to unexpected earnings reports or other news about the issuer.

Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund from year to year and by showing how the Growth Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a performance average of similar mutual funds. Please remember that the Growth Fund’s past performance (before and after taxes) is not an indication of how the Growth Fund will perform in the future.

Bar Chart [Heading]	Annual Total Return for Years Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Growth Fund’s best quarterly performance was 14.39% (quarter ended June 30, 2009) and its lowest quarterly performance was -16.55% (quarter ended December 31, 2018). For the fiscal quarter ended February 28, 2019, the return for the Growth Fund was 0.57%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2018)
Performance [Table]
Average Annual Total Returns - The North Country Equity Growth Fund	Label	1 Year	5 Years	10 Years
The North Country Equity Growth Fund	Return before taxes	(3.54%)	7.69%	11.47%
The North Country Equity Growth Fund | Return after taxes on distributions		(5.17%)	6.23%	10.55%
The North Country Equity Growth Fund | Return after taxes on distributions and sale of Fund shares		(0.82%)	5.91%	9.43%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(4.38%)	8.49%	13.12%
Lipper Large Cap Growth Index		(0.47%)	8.98%	14.09%

Performance Table Closing [Text Block]

The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Growth Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The North Country Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - North Country Intermediate Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The investment objective of the North Country Intermediate Bond Fund (the “Bond Fund”) is to provide investors with total return based primarily on current income with minimum fluctuation of principal value.

Expense [Heading]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees Caption [Text]	SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees	The North Country Intermediate Bond Fund The North Country Intermediate Bond Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of the amount redeemed, if applicable)	none
Exchange Fee	none

Operating Expenses Caption [Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	The North Country Intermediate Bond Fund The North Country Intermediate Bond Fund
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.01%
Total Annual Operating Expenses	0.90%	[1]
[1]	Total Annual Fund Operating Expenses may not match the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus. The ratios reflect only the direct operating expenses of the Fund and do not include fees and expenses of any acquired funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Bond Fund would be:
Expense Example, With Redemption [Table]
Expense Example	1 YEARS	3 YEARS	5 YEARS	10 YEARS
The North Country Intermediate Bond Fund | The North Country Intermediate Bond Fund | USD ($)	92	287	498	1,108

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Bond Fund’s performance. During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Bond Fund will invest at least 80% of its net assets plus borrowings in bonds. The Bond Fund seeks to achieve its investment objective by investing substantially all of its net assets in U.S. dollar denominated investment grade bonds or debt securities. These may include corporate and U.S. government bonds and mortgage-backed securities. Portfolio securities shall be rated within the top four ratings categories by nationally recognized statistical ratings organizations (“NRSROs”) such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Financial Services LLC (“S&P”), when purchased. The Bond Fund intends to maintain an investment portfolio with a dollar-weighted average quality of “A” or better and a dollar-weighted average maturity between 1 and 10 years.

The Bond Fund will invest in corporate bonds without regard to industry or sector based on the Adviser’s analysis of each target security’s structural and repayment features, current pricing and trading opportunities as well as the credit quality of the issuer.

The Adviser may sell an obligation held by the Fund when the reasons for buying or holding it no longer apply. If the rating on an obligation held by the Bond Fund is reduced below the Bond Fund’s ratings requirements, the Adviser will sell the obligation only when it is in the best interests of the Bond Fund’s shareholders to do so.

Risk [Heading]	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]

You could lose money on your investment in the Bond Fund, or the Bond Fund may not perform as well as other possible investments. The net asset value of the Bond Fund’s shares will fluctuate based on the value of the securities held in its portfolio. As with any mutual fund, there can be no guarantee that the investment objective of the Bond Fund will be achieved. An investment in the Bond Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities are generally more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates generally has on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) may be purchased by the Bond Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. With respect to U.S. government securities, which are securities issued by the U.S. government or one of its agencies or instrumentalities, some, but not all, U.S. government securities are guaranteed as to principal and interest and are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury, and some are backed only by the credit of the issuing organization.

Extension Risk. The Bond Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Bond Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Market Risk. The net asset value of the Bond Fund will fluctuate based on changes in the value of the securities in which the Bond Fund invests. Although equity investments generally have greater price volatility than fixed income investments, under certain market conditions fixed income investments may have comparable or greater price volatility. Market prices of investments held by the Bond Fund can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Bond prices in general may decline over short or extended periods of time, lowering the value of the Bond Fund’s investments. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting markets generally. There is also a risk that the Bond Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Liquidity Risk. The Bond Fund may invest in securities that are or become illiquid, and the Bond Fund may not be able to sell such securities at the time and/or the price the Adviser believes would be advantageous.

Issuer Specific Changes. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer’s securities can rise or fall dramatically in response to such things as earnings reports, news about the development of a promising product, or the changing of key management personnel.

Mortgage-backed Securities and Prepayment Risk. Certain portfolio securities of the Bond Fund, such as mortgage-backed securities, are subject to the risk of unscheduled prepayments resulting from a decline in interest rates. These prepayments may have to be reinvested at a lower rate of return. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Manager Risk. Investment in the Bond Fund involves the risk that the Adviser’s assessment of the performance or value of a specific security may prove incorrect.

Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P and Moody’s. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Bond Fund and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Investing in Mutual Funds. All mutual funds carry a certain amount of risk. You may lose money on your investment in the Bond Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Bond Fund cannot give any assurance that its investment objective will be achieved.

Foreign Securities Risk. Investments in foreign securities face specific risks, which include: reduced availability of information regarding foreign companies, that may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements, reduced liquidity, increased market risk due to regional economic and political instability, and the threat of nationalization and expropriation.

Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Bond Fund by showing changes in the performance of the Bond Fund from year to year and by showing how the Bond Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a performance average of similar mutual funds. Please remember that the Bond Fund’s past performance (before and after taxes) is not an indication of the Fund’s future performance.

Bar Chart [Heading]	Annual Total Return for Years Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Bond Fund’s best quarterly performance was 4.01% (quarter ended June 30, 2009) and its lowest quarterly performance was -3.18% (quarter ended December 31, 2016). For the fiscal quarter ended February 28, 2019, the return for the Bond Fund was 2.95%.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2018)
Performance [Table]
Average Annual Total Returns - The North Country Intermediate Bond Fund	Label	1 Year	5 Years	10 Years
The North Country Intermediate Bond Fund	Return before taxes	(1.23%)	1.16%	2.41%
The North Country Intermediate Bond Fund | Return after taxes on distributions		(2.01%)	0.40%	1.53%
The North Country Intermediate Bond Fund | Return after taxes on distributions and sale of Fund shares		(0.73%)	0.55%	1.51%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)		0.01%	2.52%	3.48%
Lipper Short-Intermediate Investment Grade Debt Index		0.73%	1.62%	3.40%

Performance Table Closing [Text Block]

The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Bond Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.